Annual Total Returns [BarChart] - Mid Cap Value Fund - Mid Cap Value Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	(8.79%)
Annual Return 2012	21.78%
Annual Return 2013	34.39%
Annual Return 2014	6.72%
Annual Return 2015	(1.41%)
Annual Return 2016	14.06%
Annual Return 2017	14.47%
Annual Return 2018	(15.02%)
Annual Return 2019	30.14%
Annual Return 2020	3.64%